Payables and accrued liabilities	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Payables and accrued liabilities	Payables and accrued liabilities

		December 31,	December 31,
As at	Note	2024	2023
Trade accounts		$401	$417
Accrued equity-based compensation	16	41	53
Compensation		56	66
Accrued export duties	26	8	5
Accrued dividends		26	25
Accrued interest		2	5
Electricity swaps		4	—
Current portion of lease obligations		10	13
Restructuring provision		5	3
Other		52	33
		$604	$620